INVESTMENTS IN AN ASSOCIATE (Tables)	12 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
SCHEDULE OF CARRYING AMOUNTS OF INVESTMENT IN AN ASSOCIATE	Investments in an associate consist of the following:
	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Music Circus Co.	2,939	16,902	117

SCHEDULE OF FINANCIAL INFORMATION

Financial information in respect of Music Circus Co. as of June 30, 2024 and 2025, and for the years ended June 30, 2024 and 2025 is as follows:

	For the years ended June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Revenue	—	358,405	2,415
(Loss) profit for the year	(2,653)	34,909	235

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Current assets	8,329	99,282	689
Total assets	8,329	99,282	689

Current liabilities	982	57,026	396
Total liabilities	982	57,026	396
Total equity	7,347	42,256	293

Music Circus Co Ltd [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF CARRYING AMOUNTS OF INVESTMENT IN AN ASSOCIATE

The following table presents the carrying amounts of investment in Music Circus Co.:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
At the beginning of the year	4,000	2,939	20
Share of (loss) profit	(1,061)	13,963	97
At the end of the year	2,939	16,902	117